COMMITMENTS (Tables)	12 Months Ended
Jan. 31, 2021
COMMITMENTS [abstract]
Schedule of future minimum payments
	Third Parties	Related Parties	Total
2022	$277,214	$1,431,192	$1,708,406
2023	$232,961	$1,467,282	$1,700,243
2024	$224,513	$1,504,455	$1,728,968
2025	$80,414	$1,314,551	$1,394,965
2026	$45,743	$1,353,987	$1,399,730
Thereafter	$415,496	$10,405,121	$10,820,617
	$1,276,341	$17,476,588	$18,752,929